Distribution Date:	10/13/21	GS Mortgage Securities Corporation II
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-GCJ7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Certificate Ratings Detail	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center,8th Floor | San Francisco, CA 94111
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place, | Santa Ana, CA 92705
		Rating Agency	DBRS, Inc.
Historical Liquidated Loan Detail	25
			DBRS, Inc.
Historical Bond / Collateral Loss Reconciliation Detail	26
			22 W. Washington St., | Chicago, IL 60602
Interest Shortfall Detail - Collateral Level	27	Rating Agency	Moody's Investors Service, Inc.
Supplemental Notes	28		General Contact	(212) 553-1653
			7 World Trade Center, | New York, NY 10007
		Rating Agency	Morningstar Credit Ratings, LLC
			general	(646) 560-4556
			4 World Trade Center ,48th Floor | New York , NY 10007
		Controlling Class	Iris Crest 2, L.L.C.
		Representative
			-
			, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36192KAQ0	1.144000%	88,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36192KAR8	2.318000%	243,624,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36192KAS6	3.206000%	48,140,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36192KAT4	3.377000%	673,926,000.00	128,626,693.02	17,990,296.24	361,976.95	0.00	0.00	18,352,273.19	110,636,396.78	80.29%	30.00%
A-AB	36192KAU1	2.935000%	82,519,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36192KAV9	4.085000%	172,468,000.00	172,468,000.00	0.00	587,109.82	0.00	0.00	587,109.82	172,468,000.00	49.56%	19.38%
B	36192KAX5	4.740000%	93,336,000.00	93,336,000.00	0.00	368,677.20	0.00	0.00	368,677.20	93,336,000.00	32.93%	13.63%
C	36192KAY3	5.545278%	54,784,000.00	54,784,000.00	0.00	253,160.40	0.00	0.00	253,160.40	54,784,000.00	23.16%	10.25%
D	36192KAC1	5.545278%	64,929,000.00	64,929,000.00	0.00	300,041.10	0.00	0.00	300,041.10	64,929,000.00	11.60%	6.25%
E	36192KAE7	5.000000%	26,377,000.00	26,377,000.00	0.00	101,768.54	0.00	0.00	101,768.54	26,377,000.00	6.90%	4.63%
F*	36192KAHO	5.000000%	26,378,000.00	26,378,000.00	0.00	0.00	0.00	0.00	0.00	26,378,000.00	2.20%	3.00%
G	36192KAK3	5.000000%	48,697,182.00	12,322,006.87	0.00	0.00	0.00	0.00	0.00	12,322,006.87	0.00%	0.00%
R	36192KAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36192KAP2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,623,228,182.00	579,220,699.89	17,990,296.24	1,972,734.01	0.00	0.00	19,963,030.25	561,230,403.65

Notional Certificates
X-A	36192KAW7	1.762733%	1,308,727,000.00	301,094,693.02	0.00	442,291.26	0.00	0.00	442,291.26	283,104,396.78
X-B	36192KAA5	0.397828%	314,501,182.00	278,126,006.87	0.00	92,205.35	0.00	0.00	92,205.35	278,126,006.87
Notional SubTotal			1,623,228,182.00	579,220,699.89	0.00	534,496.61	0.00	0.00	534,496.61	561,230,403.65

Deal Distribution Total					17,990,296.24	2,507,230.62	0.00	0.00	20,497,526.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36192KAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36192KAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36192KAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36192KAT4	190.86174598	26.69476506	0.53711676	0.00000000	0.00000000	0.00000000	0.00000000	27.23188182	164.16698091
A-AB	36192KAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36192KAV9	1,000.00000000	0.00000000	3.40416669	0.00000000	0.00000000	0.00000000	0.00000000	3.40416669	1,000.00000000
B	36192KAX5	1,000.00000000	0.00000000	3.95000000	0.00000000	0.00000000	0.00000000	0.00000000	3.95000000	1,000.00000000
C	36192KAY3	1,000.00000000	0.00000000	4.62106454	0.00000000	0.00000000	0.00000000	0.00000000	4.62106454	1,000.00000000
D	36192KAC1	1,000.00000000	0.00000000	4.62106455	0.00000000	0.00000000	0.00000000	0.00000000	4.62106455	1,000.00000000
E	36192KAE7	1,000.00000000	0.00000000	3.85823028	0.30843652	1.47779126	0.00000000	0.00000000	3.85823028	1,000.00000000
F	36192KAHO	1,000.00000000	0.00000000	0.00000000	4.16666654	59.13594397	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36192KAK3	253.03326320	0.00000000	0.00000000	1.05430536	90.23566600	0.00000000	0.00000000	0.00000000	253.03326320
R	36192KAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36192KAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36192KAW7	230.06684589	0.00000000	0.33795533	0.00000000	0.00000000	0.00000000	0.00000000	0.33795533	216.32043717
X-B	36192KAA5	884.34010041	0.00000000	0.29317966	0.00000000	0.00000000	0.00000000	0.00000000	0.29317966	884.34010041

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	361,976.95	0.00	361,976.95	0.00	0.00	0.00	361,976.95	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/21 - 09/30/21	30	0.00	442,291.26	0.00	442,291.26	0.00	0.00	0.00	442,291.26	0.00
X-B	09/01/21 - 09/30/21	30	0.00	92,205.35	0.00	92,205.35	0.00	0.00	0.00	92,205.35	0.00
A-S	09/01/21 - 09/30/21	30	0.00	587,109.82	0.00	587,109.82	0.00	0.00	0.00	587,109.82	0.00
B	09/01/21 - 09/30/21	30	0.00	368,677.20	0.00	368,677.20	0.00	0.00	0.00	368,677.20	0.00
C	09/01/21 - 09/30/21	30	0.00	253,160.40	0.00	253,160.40	0.00	0.00	0.00	253,160.40	0.00
D	09/01/21 - 09/30/21	30	0.00	300,041.10	0.00	300,041.10	0.00	0.00	0.00	300,041.10	0.00
E	09/01/21 - 09/30/21	30	30,716.08	109,904.17	0.00	109,904.17	8,135.63	0.00	0.00	101,768.54	38,979.70
F	09/01/21 - 09/30/21	30	1,443,963.08	109,908.33	0.00	109,908.33	109,908.33	0.00	0.00	0.00	1,559,887.93
G	09/01/21 - 09/30/21	30	4,324,860.70	51,341.70	0.00	51,341.70	51,341.70	0.00	0.00	0.00	4,394,222.65
Totals			5,799,539.86	2,676,616.28	0.00	2,676,616.28	169,385.66	0.00	0.00	2,507,230.62	5,993,090.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Additional Information
Total Available Distribution Amount (1)	20,497,526.86
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,713,864.93	Master Servicing Fee	35,535.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,028.12
Interest Adjustments	0.00	Trustee Fee	82.06
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	603.35
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,713,864.93	Total Fees	37,248.66

Principal		Expenses/Reimbursements
Scheduled Principal	4,667,925.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	154,230.74
Principal Prepayments	13,322,370.52	Special Servicing Fees (Monthly)	14,578.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	576.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	17,990,296.24	Total Expenses/Reimbursements	169,385.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,507,230.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	17,990,296.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	20,497,526.86
Total Funds Collected	20,704,161.17	Total Funds Distributed	20,704,161.18

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.		Moody's Investors Service, Inc			Morningstar Credit Ratings, LLC
					Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed
	A1	36192KAQ0	AAA	Discontinued	10/01/21	Aaa	N/A	10/01/21	AAA	WE	01/04/18
	A2	36192KAR8	AAA	Discontinued	10/01/21	Aaa	N/A	10/01/21	AAA	WE	06/08/17
	A3	36192KAS6	AAA	Discontinued	10/01/21	Aaa	N/A	10/01/21	AAA	WE	08/03/17
	A4	36192KAT4	AAA	AAA	10/01/21	Aaa	Aaa	10/01/21	AAA	WO	01/07/20
	AAB	36192KAU1	AAA	Discontinued	10/01/21	Aaa	N/A	10/01/21	AAA	WO	01/07/20
	XA	36192KAW7	AAA	AAA	10/01/21	Aaa	Aaa	10/01/21	AAA	WO	01/07/20
	XB	36192KAA5	AAA	Discontinued	10/01/21	Ba3	Caa1	10/01/21	AAA	WO	01/07/20
	AS	36192KAV9	AAA	AAA	10/01/21	Aaa	Aaa	10/01/21	AAA	WO	01/07/20
	B	36192KAX5	AA	AA (high)	10/01/21	Aa3	Aa3	10/01/21	AA+	WO	01/07/20
	C	36192KAY3	A (low)	A	10/01/21	A3	Baa1	10/01/21	A+	WO	01/07/20
	D	36192KAC1	BBB (low)	BB	10/01/21	Baa3	B1	10/01/21	BBB+	WO	01/07/20
	E	36192KAE7	BB	CCC	10/01/21	Ba2	Caa2	10/01/21	BBB-	WO	01/07/20
	F	36192KAHO	B	C	10/01/21	B2	C	10/01/21	B+	WO	01/07/20
	G	36192KAK3	NR	N/A	10/01/21	NR	N/A	10/01/21	NR	NR
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	579,220,699.89	579,220,699.89	Beginning Certificate Balance	579,220,699.89
(-) Scheduled Principal Collections	4,667,925.72	4,667,925.72	(-) Principal Distributions	17,990,296.24
(-) Unscheduled Principal Collections	13,322,370.52	13,322,370.52	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	561,230,403.65	561,230,403.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	580,157,628.16	580,157,628.16	Ending Certificate Balance	561,230,403.65
Ending Actual Collateral Balance	562,251,127.66	562,251,127.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	121,591,617.18	21.67%	6	5.5772	NAP	Defeased	16	121,591,617.18	21.67%	6	5.5772	NAP
4,999,999 or less	9	26,337,458.64	4.69%	6	6.0287	1.071780	1.29 or less	11	162,012,811.05	28.87%	4	5.7426	0.892539
5,000,000 to 9,999,999	8	69,286,560.56	12.35%	6	5.4774	1.012201	1.30-1.39	1	9,604,852.08	1.71%	7	5.3200	1.331100
10,000,000 to 14,999,999	2	23,191,724.94	4.13%	5	5.6009	1.345662	1.40-1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 19,999,999	1	18,537,326.80	3.30%	7	5.2895	1.509700	1.50-1.59	3	30,976,377.25	5.52%	7	5.4335	1.508039
20,000,000 to 29,999,999	1	21,635,300.00	3.85%	(3)	5.6500	1.793800	1.60-1.69	4	33,208,105.54	5.92%	5	5.6477	1.633510
30,000,000 to 49,999,999	1	31,521,518.49	5.62%	0	7.2500	1.157500	1.70-1.79	3	79,906,326.27	14.24%	4	5.3935	1.731851
50,000,000 to 69,999,999	3	171,541,813.90	30.57%	7	5.5316	2.410518	1.80-1.89	1	2,632,781.35	0.47%	6	6.3000	1.883600
70,000,000 to 99,999,999	1	77,587,083.14	13.82%	4	5.2300	1.078100	1.90 or greater	3	121,297,532.93	21.61%	7	5.6621	2.706638
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	42	561,230,403.65	100.00%	5	5.6124	1.645897
Totals	42	561,230,403.65	100.00%	5	5.6124	1.645897
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	23	121,591,617.18	21.67%	6	5.5772	NAP	Tennessee	1	300,000.00	0.05%	7	6.0480	2.548100
Alabama	2	600,000.00	0.11%	7	6.0480	2.548100	Texas	7	3,500,000.00	0.62%	7	6.0480	2.548100
Alaska	3	11,188,119.84	1.99%	6	6.3995	0.908911	Virginia	4	1,600,000.00	0.29%	7	6.0480	2.548100
Arizona	1	10,457,662.85	1.86%	6	5.3950	0.986400	Washington	2	81,492,352.14	14.52%	4	5.2501	1.112398
California	2	11,340,846.37	2.02%	7	5.3190	1.334170	Wisconsin	3	900,000.00	0.16%	7	6.0480	2.548100
Colorado	1	6,097,637.57	1.09%	3	5.7500	1.720400	Totals	118	561,230,403.65	100.00%	5	5.6124	1.645897
Connecticut	2	9,783,416.51	1.74%	7	5.3300	2.859400
									Property Type³
Florida	3	1,200,000.00	0.21%	7	6.0480	2.548100
Georgia	2	12,945,753.23	2.31%	5	5.7868	1.652244		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	2,100,000.00	0.37%	7	6.0480	2.548100		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	4	23,774,858.73	4.24%	5	5.4118	1.571221	Defeased	23	121,591,617.18	21.67%	6	5.5772	NAP
Kansas	1	3,020,597.43	0.54%	7	5.3300	2.859400	Industrial	20	143,341,813.90	25.54%	7	5.4300	2.383451
Louisiana	4	1,400,000.00	0.25%	7	6.0480	2.548100	Lodging	4	20,273,290.10	3.61%	6	6.1884	(0.234510)
Massachusetts	1	4,381,869.00	0.78%	(3)	5.6500	1.793800	Mixed Use	3	26,099,094.76	4.65%	6	5.7076	1.530348
Michigan	6	28,606,618.36	5.10%	7	5.6008	0.907990	Mobile Home Park	3	6,420,527.72	1.14%	5	6.0506	1.858021
Minnesota	2	5,115,085.77	0.91%	7	5.3300	2.859400	Multi-Family	2	18,024,717.57	3.21%	7	5.3293	1.270700
Mississippi	3	900,000.00	0.16%	7	6.0480	2.548100	Office	3	11,140,846.37	1.99%	7	5.3059	1.312378
Missouri	8	2,500,000.00	0.45%	7	6.0480	2.548100	Retail	60	214,338,496.05	38.19%	4	5.7148	1.416972
New Jersey	1	4,700,000.00	0.84%	7	6.0480	2.548100	Totals	118	561,230,403.65	100.00%	5	5.6124	1.645897
New Mexico	1	3,158,998.00	0.56%	(3)	5.6500	1.793800
New York	7	81,398,808.58	14.50%	4	6.3775	1.730381
North Carolina	6	26,844,698.02	4.78%	7	5.3288	1.915782
Ohio	12	31,233,503.97	5.57%	7	5.4869	2.239159
Oklahoma	1	1,032,796.87	0.18%	7	5.3300	2.859400
Pennsylvania	4	68,065,163.23	12.13%	6	5.2939	1.886308

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	121,591,617.18	21.67%	6	5.5772	NAP	Defeased	16	121,591,617.18	21.67%	6	5.5772	NAP
	5.249% or less	5	150,598,073.23	26.83%	5	5.2256	1.317452	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.250% to 5.499%	6	121,010,916.40	21.56%	7	5.3309	2.153972	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% to 5.749%	1	21,635,300.00	3.85%	(3)	5.6500	1.793800	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.750% to 5.999%	7	44,822,969.43	7.99%	5	5.8159	0.853697	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.000% to 6.249%	2	56,229,107.73	10.02%	7	6.0464	2.529862	49 months or greater	26	439,638,786.47	78.33%	5	5.6221	1.660455
	6.250% to 6.499%	4	13,820,901.19	2.46%	6	6.3805	1.094583	Totals	42	561,230,403.65	100.00%	5	5.6124	1.645897
	6.500% or greater	1	31,521,518.49	5.62%	0	7.2500	1.157500
	Totals	42	561,230,403.65	100.00%	5	5.6124	1.645897
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	121,591,617.18	21.67%	6	5.5772	NAP	Defeased	16	121,591,617.18	21.67%	6	5.5772	NAP
	60 months or less	26	439,638,786.47	78.33%	5	5.6221	1.660455	Interest Only	2	75,935,300.00	13.53%	4	5.9346	2.333187
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	24	363,703,486.47	64.80%	5	5.5568	1.520000
	Totals	42	561,230,403.65	100.00%	5	5.6124	1.645897	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	561,230,403.65	100.00%	5	5.6124	1.645897
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	121,591,617.18	21.67%	6	5.5772	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	394,275,174.97	70.25%	6	5.4683	1.724623
	13 to 24 months	4	13,842,093.01	2.47%	6	6.2961	0.978067
	25 months or greater	1	31,521,518.49	5.62%	0	7.2500	1.157500
	Totals	42	561,230,403.65	100.00%	5	5.6124	1.645897
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	484100003	RT	Bellingham	WA	Actual/360	5.230%	338,942.37	181,719.63	0.00	N/A	02/06/22	--	77,768,802.77	77,587,083.14	10/06/21
4	406100041	IN	Various	Various	Actual/360	5.330%	289,992.60	220,714.77	0.00	N/A	05/06/22	--	65,289,139.97	65,068,425.20	10/06/21
4A	204841041				Actual/360	5.330%	12,174.09	9,265.77	0.00	N/A	05/06/22	--	2,740,883.94	2,731,618.17	10/06/21
5	484100005	IN	Leetsdale	PA	Actual/360	5.245%	228,559.65	113,633.86	0.00	N/A	05/06/22	--	52,287,022.56	52,173,388.70	10/06/21
7	484100007	Various Various		Various	Actual/360	6.048%	273,672.00	0.00	0.00	N/A	05/06/22	--	54,300,000.00	54,300,000.00	10/06/21
12	406100022	RT	White Plains	NY	Actual/360	7.250%	190,769.55	54,131.73	0.00	N/A	10/06/21	--	31,575,650.22	31,521,518.49	09/06/20
18	406100034	OF	Sandy	UT	Actual/360	5.698%	98,049.09	36,632.43	0.00	N/A	03/06/22	--	20,649,158.73	20,612,526.30	10/06/21
20	484100020	RT	Raleigh	NC	Actual/360	5.290%	81,887.91	40,135.70	0.00	N/A	05/06/22	--	18,577,462.50	18,537,326.80	10/06/21
21	484100021	RT	Various	Various	Actual/360	5.650%	101,866.20	0.00	0.00	07/05/21	07/05/26	--	21,635,300.00	21,635,300.00	10/06/21
26	484100026	MF	Chicago	IL	Actual/360	5.240%	65,484.59	32,835.34	0.00	N/A	04/06/22	--	14,996,471.73	14,963,636.39	10/06/21
30	406100035	OF	Atlanta	GA	Actual/360	5.970%	66,245.53	26,386.06	0.00	N/A	04/06/22	--	13,315,684.74	13,289,298.68	10/06/21
32	406100032	MU	New York	NY	Actual/360	5.770%	61,356.41	26,370.19	0.00	N/A	02/06/22	--	12,760,432.28	12,734,062.09	09/06/21
33	484100033	MH	Various	Various	Actual/360	5.720%	55,475.25	37,253.99	0.00	N/A	05/06/22	--	11,638,164.01	11,600,910.02	10/06/21
37	484100037	LO	Anchorage	AK	Actual/360	6.399%	22,228.36	12,556.56	0.00	N/A	04/06/22	--	4,168,143.46	4,155,586.90	03/06/21
38	484100038	LO	Anchorage	AK	Actual/360	6.399%	18,808.62	10,624.77	0.00	N/A	04/06/22	--	3,526,891.24	3,516,266.47	12/06/20
39	484100039	LO	Anchorage	AK	Actual/360	6.399%	18,808.62	10,624.77	0.00	N/A	04/06/22	--	3,526,891.24	3,516,266.47	11/06/20
43	695100039	SS	Brooklyn	NY	Actual/360	5.400%	47,652.40	22,538.95	0.00	N/A	05/01/22	--	10,589,423.26	10,566,884.31	10/01/21
44	484100044	MF	Avon Lake	OH	Actual/360	5.320%	42,723.80	32,095.89	0.00	N/A	05/06/22	--	9,636,947.97	9,604,852.08	10/06/21
45	484100045	RT	Glendale	AZ	Actual/360	5.395%	47,116.95	22,474.17	0.00	N/A	04/06/22	--	10,480,137.02	10,457,662.85	10/06/21
47	406100037	MU	Atlanta	GA	Actual/360	5.830%	47,911.07	19,785.39	0.00	N/A	05/06/22	--	9,861,626.62	9,841,841.23	10/06/21
48	484100048	LO	Grand Rapids	MI	Actual/360	5.928%	45,025.66	28,567.19	0.00	N/A	05/06/22	--	9,113,737.45	9,085,170.26	10/06/21
51	484100051	MF	Lansing	MI	Actual/360	5.300%	40,291.71	19,681.19	0.00	N/A	05/06/22	--	9,122,651.48	9,102,970.29	10/06/21
53	484100053	RT	Carol Stream	IL	Actual/360	5.352%	39,881.05	19,156.44	0.00	N/A	04/06/22	--	8,941,940.42	8,922,783.98	10/06/21
54	484100054	RT	Rockford	IL	Actual/360	5.244%	38,424.56	19,241.90	0.00	N/A	04/06/22	--	8,792,805.48	8,773,563.58	10/06/21
55	695100035	OF	Van Nuys	CA	Actual/360	5.080%	36,236.76	19,018.83	0.00	N/A	05/01/22	--	8,559,865.20	8,540,846.37	10/01/21
56	484100056	MF	Ann Arbor	MI	Actual/360	5.340%	37,549.52	18,229.60	0.00	N/A	04/06/22	--	8,438,095.09	8,419,865.49	10/06/21
57	484100057	RT	Myrtle Beach	SC	Actual/360	5.860%	37,417.37	7,662,259.13	0.00	N/A	01/06/22	--	7,662,259.13	0.00	10/06/21
60	695100038	RT	Prescott	AZ	Actual/360	5.000%	26,162.01	14,099.61	0.00	N/A	05/01/22	--	6,278,881.87	6,264,782.26	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	484100061	SS	Jacksonville	FL	Actual/360	5.629%	26,713.53	5,694,836.05	0.00	N/A	01/06/22	--	5,694,836.05	0.00	10/06/21
62	695100037	MF	Jacksonville	FL	Actual/360	5.260%	26,627.14	13,176.13	0.00	N/A	05/01/22	--	6,074,633.55	6,061,457.42	10/01/21
63	484100063	RT	Wheat Ridge	CO	Actual/360	5.750%	29,278.88	12,738.37	0.00	N/A	01/06/22	--	6,110,375.94	6,097,637.57	10/06/21
65	484100065	MH	Various	Various	Actual/360	6.000%	22,366.26	14,036.77	0.00	N/A	04/06/22	--	4,473,252.93	4,459,216.16	10/06/21
66	484100066	MH	Pocatello	ID	Actual/360	5.970%	21,706.89	8,771.89	0.00	N/A	02/06/22	--	4,363,194.82	4,354,422.93	10/06/21
67	484100067	RT	New Castle	DE	Actual/360	5.120%	21,333.33	0.00	0.00	N/A	05/06/22	--	5,000,000.00	5,000,000.00	10/06/21
69	484100069	MF	Columbus	OH	Actual/360	5.850%	18,385.04	12,102.81	0.00	N/A	01/06/22	--	3,771,290.27	3,759,187.46	10/06/21
70	484100070	MF	Oakland Park	FL	Actual/360	5.500%	16,962.40	12,206.76	0.00	N/A	02/06/22	--	3,700,887.69	3,688,680.93	10/06/21
71	695100033	MU	New York	NY	Actual/360	5.140%	15,124.34	7,782.89	0.00	N/A	05/01/22	--	3,530,974.33	3,523,191.44	10/01/21
72	406100021	SS	Glendale	CA	Actual/360	6.750%	19,463.22	3,460,127.84	0.00	N/A	08/06/21	--	3,460,127.84	0.00	10/06/21
73	484100073	MH	Bedford Heights	OH	Actual/360	6.300%	13,897.09	14,282.57	0.00	N/A	04/06/22	--	2,647,063.92	2,632,781.35	10/06/21
74	484100074	MU	Spring	TX	Actual/360	6.580%	17,336.79	5,830.46	0.00	N/A	02/06/22	--	3,161,724.75	3,155,894.29	10/06/21
75	484100075	RT	Rantoul	IL	Actual/360	5.860%	12,986.37	5,351.12	0.00	N/A	04/06/22	--	2,659,324.29	2,653,973.17	10/06/21
76	484100076	RT	New York	NY	Actual/360	5.750%	12,251.82	5,255.37	0.00	N/A	03/06/22	--	2,556,901.84	2,551,646.47	12/06/20
77	484100077	MH	Lehighton	PA	Actual/360	5.750%	8,934.94	6,044.08	0.00	N/A	03/06/22	--	1,864,682.72	1,858,638.64	10/06/21
78	484100078	MH	Phoenix	AZ	Actual/360	6.120%	10,118.30	3,849.31	0.00	N/A	04/06/22	--	1,983,980.88	1,980,131.57	10/06/21
79	484100079	MH	Norwalk	OH	Actual/360	6.000%	9,664.89	3,869.96	0.00	N/A	02/06/22	--	1,932,977.69	1,929,107.73	10/06/21
Totals							2,713,864.93	17,990,296.24	0.00				579,220,699.89	561,230,403.65

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,517,807.30	3,604,121.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	19,129,369.72	10,335,224.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,213,878.53	3,959,252.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,906,572.75	4,414,131.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,169,756.00	2,686,432.00	01/01/19	09/30/19	10/06/21	24,848,094.75	1,994,691.99	94,291.53	1,164,544.47	364,845.77	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,259,263.00	1,721,912.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,230,030.00	1,115,015.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,814,374.58	875,946.36	01/01/21	06/30/21	--	0.00	0.00	86,982.24	86,982.24	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	326,507.00	0.00	--	--	10/06/20	290,718.49	20,190.00	32,996.03	221,555.21	0.00	0.00
38	662,116.00	0.00	--	--	11/06/20	0.00	0.00	29,217.22	292,222.30	49,236.93	0.00
39	386,448.00	298,486.00	04/01/19	03/31/20	11/06/20	0.00	0.00	29,217.22	321,444.08	29,995.19	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,227,181.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	665,483.00	447,226.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,388,733.67	694,467.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(1,562,685.49)	(1,352,989.03)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1,095,206.98	589,820.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,518,177.01	652,675.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	685,221.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,007,387.01	412,032.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	783,283.95	456,541.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	258,350.95	62,930.55	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	409,748.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	492,521.33	488,147.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	281,556.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	(38,385.00)	0.00	--	--	10/06/21	855,934.75	52,968.09	119,708.09	119,708.09	0.00	0.00
77	282,567.80	152,149.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	311,780.21	167,362.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	65,422,252.02	31,780,886.72				25,994,747.99	2,067,850.08	392,412.33	2,206,456.39	444,077.89	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
57	484100057	7,646,524.35	Payoff Prior to Maturity	0.00	0.00
61	484100061	5,675,846.17	Payoff Prior to Maturity	0.00	0.00
Totals		13,322,370.52		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	3	11,188,119.84	0	0.00	0	0.00	0	0.00	0	0.00	2	13,322,370.52	5.612363%	5.516365%	5
09/13/21	0	0.00	0	0.00	5	45,354,478.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,782,954.55	5.622447%	5.525702%	6
08/12/21	0	0.00	0	0.00	5	45,438,414.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.631888%	5.535528%	7
07/12/21	0	0.00	0	0.00	5	45,521,858.99	0	0.00	0	0.00	1	2,566,524.26	0	0.00	0	0.00	5.631737%	5.535378%	8
06/11/21	0	0.00	0	0.00	5	45,613,573.64	0	0.00	0	0.00	0	0.00	0	0.00	3	170,792,136.85	5.631589%	5.535229%	9
05/12/21	0	0.00	0	0.00	5	45,695,991.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.675735%	5.584685%	8
04/12/21	0	0.00	0	0.00	5	45,786,717.52	0	0.00	0	0.00	0	0.00	0	0.00	2	20,677,759.07	5.681999%	5.591254%	9
03/12/21	0	0.00	0	0.00	5	45,868,119.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.694904%	5.605393%	10
02/12/21	1	12,937,604.25	0	0.00	5	45,975,527.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.694794%	5.605280%	11
01/12/21	0	0.00	0	0.00	5	46,055,820.55	0	0.00	0	0.00	0	0.00	0	0.00	1	7,255,575.73	5.694675%	5.605161%	12
12/11/20	0	0.00	0	0.00	5	46,135,643.52	0	0.00	0	0.00	0	0.00	0	0.00	1	23,290,493.85	5.700463%	5.608490%	12
11/13/20	0	0.00	0	0.00	5	46,223,873.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.704281%	5.612791%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	406100022	09/06/20	12	5	94,291.53	1,164,544.47	379,540.77	32,169,787.23	01/24/20	5
32	406100032	09/06/21	0	B	86,982.24	86,982.24	0.00	12,760,432.28
37	484100037	03/06/21	6	6	32,996.03	221,555.21	2,614.50	4,239,164.02	06/29/20	2
38	484100038	12/06/20	9	6	29,217.22	292,222.30	55,145.43	3,617,556.46	06/29/20	2
39	484100039	11/06/20	10	6	29,217.22	321,444.08	32,371.19	3,627,643.93	06/29/20	2
Totals					272,704.24	2,086,748.30	469,671.89	56,414,583.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		31,521,518	0	31,521,518		0
0 - 6 Months		226,069,921	214,881,801	11,188,120		0
7 - 12 Months		282,003,665	282,003,665	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		21,635,300	21,635,300	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	561,230,404	518,520,765	0	0	42,709,638	0
Sep-21	579,220,700	530,406,094	0	3,460,128	45,354,478	0
Aug-21	590,152,942	541,248,601	0	3,465,926	45,438,414	0
Jul-21	591,296,759	545,774,900	0	0	45,521,859	0
Jun-21	592,514,207	546,900,634	0	0	45,613,574	0
May-21	773,757,865	728,061,874	0	0	45,695,991	0
Apr-21	789,122,713	743,335,996	0	0	45,786,718	0
Mar-21	851,682,276	805,814,156	0	0	45,868,120	0
Feb-21	853,581,555	794,668,423	12,937,604	0	45,975,527	0
Jan-21	855,108,965	809,053,144	0	0	46,055,821	0
Dec-20	863,901,649	817,766,006	0	0	46,135,644	0
Nov-20	888,884,995	842,661,122	0	0	46,223,873	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	406100022	31,521,518.49	32,169,787.23	11,400,000.00	07/28/21	3,591,749.74	1.21880	09/30/19	10/06/21	239
37	484100037	4,155,586.90	4,239,164.02	4,900,000.00	04/12/21	326,507.00	0.78220	06/30/21	04/06/22	185
38	484100038	3,516,266.47	3,617,556.46	6,500,000.00	04/12/21	662,116.00	1.87460	06/30/21	04/06/22	185
39	484100039	3,516,266.47	3,627,643.93	4,900,000.00	04/12/21	298,486.00	0.84500	06/30/21	04/06/22	185
76	484100076	2,551,646.47	2,601,486.94	2,110,000.00	04/25/21	(38,385.00)	(0.18270)	09/30/21	03/06/22	244
Totals		45,261,284.80	46,255,638.58	29,810,000.00		4,840,473.74

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
12	406100022	RT	NY	01/24/20	5

The collateral is the leasehold interest in a 257,360 SF retail property, constructed in 1968 (renovated in 2003) and located in White Plains (Westchester County), NY. The leasehold collateral also includes 6 floors of parking above the retail, which is s ubject to agreements with the ground lessor and adjacent buildings. The property was inspected in January of 2021 and was found to be in good condition. The retail collateral is currently 0% physically occupied following the departure of one tenant and the go-dark of the second tenant. The loan is cash managed. The borrower has stated their refusal to fund operating shortfalls. The Special Servicer is applying swept cash flow to outstanding amounts due on the loan and has obtained a foreclosure judgm ent. The note is being marketed for sale in a September auction event with closing expected during October, 2021.
37	484100037	LO	AK	06/29/20	2

COVID - The loan transferred to special servicing effective 6/29/2020 for payment default. The 85 room lodging property was built in 2004 and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the collateral to be

in need of some deferred maintenance. As of September 2021, the hotel is open and operating. A July 2021 STR report indicates occupancy of 75.8%, ADR of $183.84 and RevPAR of $139.33. Borrower has stated that they

	want payment relief due to the COVID p andemic.			The Borrower provided a proposal for modification which is currently under Lender review. Lender is moving forward with rights and remedies while also considering Borrower's modification proposal.
38	484100038	LO	AK	06/29/20	2

COVID - The loan transferred to special servicing effective 6/29/2020 for imminent monetary default. The 100 room lodging property was built in 1992, renovated in 2003, and is located in Anchorage, AK. A lender inspection was completed in

	September 2021 and found the collateral to be in good condition with no noted material deferred maintenance.					The hotel reopened on May 1, 2021. A July 2021 STR Report indicates occupancy of 88.5%, ADR of $190.91 and RevPAR of

$169.05. Borrower has stated that they want payment relief due to the COVID pandemic. The Borrower provided a proposal for modification and is currently under Lender Review. The Lender is moving forward with rights and remedies while also considering Borrower's modification proposal.
39	484100039	LO	AK	06/29/20	2

COVID - The loan transferred to special servicing effective 6/29/2020 for payment default. The 79 room lodging property was built in 1997 and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the

	collatera to be i n need of some minor deferred maintenance.				As of September 2021, the hotel is closed, and is expected to reopen no sooner than October 2021.		Borrower has stated that they want payment relief due to the COVID pandemic.

The Borrower provided a proposal f or modification which is currently under Lender review. The Lender is moving forward with rights and remedies while also considering Borrower's modification proposal.

76	484100076	RT	NY	07/10/20	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
76	484100076	2,639,324.69	5.75000%	2,639,324.69 5.75000%		10	06/14/21	06/14/21	--
Totals		2,639,324.69		2,639,324.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100034 02/12/20	27,201,423.14	11,000,000.00	13,880,528.73	5,051,085.36	12,569,948.65	7,518,863.29	19,682,559.85	0.00	131,263.90	19,551,295.95	63.06%
16	406100040 02/12/20	27,201,423.14	11,000,000.00	18,515,506.95	2,967,250.46	18,003,931.33	15,036,680.87	8,353,096.59	0.00	99,278.99	8,253,817.60	31.74%
24	484100024 02/12/20	14,979,600.51	6,000,000.00	10,760,605.62	3,529,818.33	9,939,356.82	6,409,538.49	8,570,062.02	0.00	0.00	8,570,062.02	47.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		69,382,446.79	28,000,000.00	43,156,641.30	11,548,154.15	40,513,236.80	28,965,082.65	36,605,718.46	0.00	230,542.89	36,375,175.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	695100034	09/14/20	0.00	0.00	19,551,295.95	0.00	0.00	(131,263.90)	0.00	0.00	19,551,295.95
		02/12/20	0.00	0.00	19,682,559.85	0.00	0.00	19,682,559.85	0.00	0.00
16	406100040	02/12/20	0.00	0.00	8,353,096.59	0.00	0.00	8,353,096.59	0.00	0.00	8,253,817.60
		05/11/18	0.00	0.00	8,253,817.60	0.00	0.00	(99,278.99)	0.00	0.00
24	484100024	02/12/20	0.00	0.00	8,570,062.02	0.00	0.00	8,570,062.02	0.00	0.00	8,570,062.02
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	36,474,454.56	0.00	0.00	36,375,175.57	0.00	0.00	36,375,175.57

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	6,578.26	0.00	0.00	148,674.43	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	2,000.00	0.00	0.00	1,533.42	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	576.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	2,000.00	0.00	0.00	4,022.89	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,578.26	0.00	576.66	154,230.74	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		169,385.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28